Goodwill - Schedule of Key Assumptions Used for Assessing the Recoverable Amount of Goodwill (Details) - Goodwill - Integra Gold Corporation - $ / oz	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Top of range
Disclosure of reconciliation of changes in goodwill [line items]
Gold price ($/oz)	4,000	2,600
Real discount rate	7.75%	7.25%
Bottom of range
Disclosure of reconciliation of changes in goodwill [line items]
Gold price ($/oz)	3,000	2,100
Real discount rate	6.25%	5.75%